DEBT	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
DEBT	DEBT

Long-term and short-term debt was as follows:

(in thousands of $)	June 30, 2024	December 31, 2023
Total long-term and short-term debt (1)	1,002,397	1,061,084
Less: current portion of long-term debt and short-term debt(1)	(175,156)	(194,413)
Long-term debt(1)	827,241	866,671

At June 30, 2024, our debt is broken down further as follows:

(in thousands of $)	CoolCo debt	VIE Debt(2)	Total
Current portion of long-term debt and short-term debt (1)	114,437	60,719	175,156
Long-term debt (1)	827,241	—	827,241
Total(1)	941,678	60,719	1,002,397

(1) The amounts presented in the table above, are net of the deferred charges amounting to $7.1 million as of June 30, 2024 (December 31, 2023: $5.6 million).

Senior Secured Sustainability Linked Amortizing Term Loan

On February 17, 2022, we entered into a senior secured sustainability linked amortizing term loan (the “$570 million bank facility”), which refinanced the debt relating to six of the Original Vessels acquired from Golar, of up to $570.0 million with a maturity date of March 2027 and an initial interest rate of the Secured Overnight Financing Rate ("SOFR") plus 275 basis points with a syndicate of banks, which CoolCo drew-down contemporaneously with the acquisition. The margin will decrease by 5 basis points if specified sustainability performance targets with respect to vessel efficiency ratios are met, or increase to 5 basis points if such targets are not met. Such targets lower each year from 2022 to 2026. In relation to the vessel disposal on March, 22, 2023, we made a prepayment of $88.0 million of debt associated with the Golar Seal.

On June 28, 2023, lender approval was granted for an increase in the debt principal amount of $70 million and a reduction in the $570 million bank facilities interest rate margin from 275 basis points to 225 basis points. The additional debt funding was drawn on June 30, 2023, to fund the conversion of five vessels, including retrofits of sub-coolers for LNG boil-off reliquefaction. The changes in terms of the debt was assessed and accounted for as a debt modification.
As of June 30, 2024, the outstanding balance under the $570 million bank facility amounted to $466.2 million.

$520.0 million term loan facility

On November 10, 2022, in connection with the MSA CoolCo assumed the $520.0 million term loan facility (the "$520 million term loan facility") secured by the four SPVs related to the acquired LNG carriers, Kool Orca, Kool Firn, Kool Boreas and Kool Baltic. The facility matures in May 2029 and carries interest rate based on SOFR plus a margin of 200 basis points.

On March 22, 2024, the $520.0 million term loan facility was amended for a $200 million upsize (on a delayed drawdown basis) in anticipation of the maturity of the two existing sale & leaseback facilities during the first quarter of 2025. The amendment also includes a reduction in the minimum free cash restriction.

As of June 30, 2024, the balance outstanding under the $520.0 million term loan facility amounted to $442.5 million. Pursuant to this facility, CoolCo entered into a guarantee in favor of the lenders.

Newbuild Vessel pre-delivery facility
In October 2023, we entered into agreements with Huaxia Financial Leasing Co. Ltd ("Huaxia") for a pre-delivery credit facility and post-delivery sale and leaseback financing for the Kool Tiger and Kool Panther newbuild vessels (Note 12) scheduled to be delivered to CoolCo towards the end of 2024 from Hyundai Samho Heavy Industries in Republic of Korea.

Under the pre-delivery credit facility, we entered into an agreement with Huaxia to lend us a minimum of 20% and subject to the Company entering into a committed charter contract up to 32.5% of the shipyard price for the Newbuild Vessels. This pre-delivery credit facility is non-amortizing with the principal payable upon delivery of each Newbuild Vessel and the sale of the Newbuild Vessels to a subsidiary of Huaxia under the sale and leaseback arrangement. The pre-delivery facility bears an initial interest rate of SOFR plus a fixed margin of 260 basis points.

As of June 30, 2024, $40.0 million was drawn under the pre-delivery credit facility. As of June 30, 2024, we were in compliance with the financial covenants and obligations under the facility agreement.

Debt restrictions

Many of our debt agreements contain operating and financing restrictions and covenants, which require compliance with certain financial ratios. Such ratios include, but are not limited to, current assets to current liabilities, minimum net worth, minimum value-adjusted equity ratio and minimum free cash restrictions. Further, dividend payments are subject to compliance with such financial covenants and there being no existing events of default.

As of June 30, 2024, we were in compliance with all covenants under our existing debt and lease agreements.